COVER PAGE	3 Months Ended
Mar. 31, 2021
Document Information [Line Items]
Document Type	POS AM
Entity Registrant Name	Whole Earth Brands, Inc.
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001753706
Amendment Flag	true
Amendment Description	Post-effective Amendment No. 1